CONDENSED FINANCIAL INFORMATION OF THE CORPORATION (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total assets	$ 1,260,310	$ 1,170,995
Liabilities
Total liabilities	1,142,520	1,056,411
Shareholders' equity
Retained earnings	71,583	67,609
Accumulated other comprehensive loss	(1,283)	(2,126)	$ (9,001)
Total shareholders' equity	117,790	114,584	$ 104,204	$ 112,795
Total liabilities and shareholders' equity	1,260,310	1,170,995
Parent Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Cash	310	271
Investment in bank subsidiary	114,655	111,512
Investment in credit life insurance company	54	54
Investment in other securities	17	17
Dividends receivable from bank subsidiary	1,754	1,813
Cash surrender value - life insurance	4,546	4,474
Total assets	121,336	118,141
Liabilities
Accrued liabilities	1,887	1,839
Dividends payable	1,754	1,813
Total liabilities	3,641	3,652
Shareholders' equity
Common stock - $10 par value per share, 8,000,000 shares authorized; 4,739,502 and 4,900,576 shares issued and outstanding as of December 31, 2015 and December 31, 2014, respectively	47,395	49,006
Retained earnings	71,583	67,609
Accumulated other comprehensive loss	(1,283)	(2,126)
Total shareholders' equity	117,695	114,489
Total liabilities and shareholders' equity	$ 121,336	$ 118,141